Document and Entity Information	9 Months Ended
Sep. 30, 2022
Document and Entity Information [Abstract]
Document Type	S-4
Entity Registrant Name	AEROCLEAN TECHNOLOGIES, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001872356
Amendment Flag	false